NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF TRANSACTION EXCHANGE RATES

As of March 31, 2026 and June 30, 2025, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	March 31, 2026	June 30, 2025
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6883	0.6571

Average exchange rate for the period
USD : AUD exchange rate	0.6664	0.6468

As of June 30, 2025 and 2024, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2025	June 30, 2024
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6571	0.6693

Average exchange rate for the period
USD : AUD exchange rate	0.6468	0.6557

SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The change in Accumulated Other Comprehensive Income by component during the nine months ended March 31, 2026 was as follows:

Foreign Currency Items:
Balance, June 30, 2025	$1,318,917
Unrealized foreign currency translation loss	(84,151)
Ending balance, March 31, 2026	$1,234,766

Change in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2025 and 2024 were as follows:

Foreign Currency Items:
Beginning balance, June 30, 2023	$1,294,876
Foreign currency translation loss	(25,295)
Balance, June 30, 2024	1,269,581
Foreign currency translation gain	49,336
Ending balance, June 30, 2025	$1,318,917

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES	The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years
The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS

	March 31, 2026	March 31, 2025
	(Unaudited)	(Unaudited)
Stock Warrants with no designations	1,210	10
Series A Warrants as if converted at alternate cashless exercise price	-	1,327
Series C Warrants as if converted at alternate cashless exercise price *	-	6,117
Series C Preferred Stock Warrants	46,117,647	-
Convertible Series C Preferred stock	470,588	-
Convertible Debt	34,591	1,799
Total	46,624,036	9,253

*	Only convertible ratably upon exercise of Series B Warrants

	June 30, 2025	June 30, 2024

Warrants with no designations	10	10
Series A Warrants as if converted at alternate cashless exercise prices	-	1,327
Series C Warrants as if converted at alternate cashless exercise prices *	-	6,117
Convertible Debt	7,596	262
Total	7,606	7,716

*	Only convertible ratably upon exercise of Series B Warrants